Disclosure of detailed information for convertible debt obligations are classified between current and non-current liabilities (Details)	Feb. 28, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	$ 7,478,486
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	5,150,429
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	2,328,057
2020 series convertible debentures [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	2,328,057
2020 series convertible debentures [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation
2020 series convertible debentures [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	2,328,057
EB CD [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	5,150,429
EB CD [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	5,150,429
EB CD [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation